QUALITATIVE AND QUANTITATIVE INFORMATION ON FINANCIAL RISKS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2021	Apr. 30, 2020
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	€ 14,229	€ (11,731)	€ 2,652
Group's gross debt that bears floating rates of interest (percent)	37.00%
Capacity under borrowing facility	€ 676,000	700,000		€ 700,000	€ 676,000
Receivables from financing activities	1,143,968	939,607
Trade receivables	185,000	184,260
Overdue
Disclosure of credit risk exposure [line items]
Receivables from financing activities	52,733	65,554
Trade receivables	47,237	46,627
Financial Assets Excluding Assets Measured At Fair Value
Disclosure of credit risk exposure [line items]
Exchange gain (loss) on translating foreign operations	(11,407)	(27,029)	(24,237)
Loans to consumers
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	11,204	13,195	7,480
Trade receivables
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	25,984	28,312	€ 27,171
U.S. Dollar
Disclosure of credit risk exposure [line items]
Trade receivables	84,590	51,295
Pound Sterling
Disclosure of credit risk exposure [line items]
Trade receivables	€ 3,908	6,560
Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on fair value of derivative financial instruments	€ 98,165	102,674
Interest rate risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	€ 486	€ 652
Interest rate risk | Floating interest rate
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	(0.10%)
Revenue | Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure percent	58.00%	58.00%	53.00%
Revenue | Currency risk | Top of range
Disclosure of credit risk exposure [line items]
Average risk exposure hedged (percent)	90.00%
Revenue | Currency risk | U.S. Dollar
Disclosure of credit risk exposure [line items]
Risk exposure percent	51.00%	53.00%	53.00%
Revenue | Currency risk | Pound Sterling
Disclosure of credit risk exposure [line items]
Risk exposure percent		10.00%	10.00%